Prospectus Supplement	March 31, 2006

PUTNAM VARIABLE TRUST	Prospectuses dated April 30, 2005

In the section entitled “Who manages the funds?” the table entry with respect to Putnam VT Equity Income Fund (to the extent that this prospectus offers this fund) in the table showing the investment management team members who coordinate the management of the fund’s portfolio is replaced with the following:

PUTNAM VT EQUITY INCOME FUND

Large-Cap Value and Core Fixed-Income Teams

Portfolio Leader	Joined Fund	Employer	Positions Over Past Five Years

Bartlett Geer	2003	Putnam Management	Senior Portfolio Manager
		2000 – Present

Portfolio Members	Joined Fund	Employer	Positions Over Past Five Years

Kevin Cronin	2003	Putnam Management	Head of Investments
		1997 – Present	Previously, CIO, Fixed Income; Senior Portfolio
			Manager

Austin Kairnes	2006	Putnam Management	Portfolio Manager
		2006 – Present

		Independence	Director of Quantitative Strategies
		Investments	Previously, Quantitative Equity Analyst /
		Prior to March 2006	Portfolio Manager

HV-5765

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